Acquisitions, disposals and discontinued operation (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions, disposals and discontinued operations
Schedule of result on disposal

The result of disposal is presented below:

Fixed amount	4,947
Amount contingent on Tochka’s earnings for the year 2021	4,647
Dividends received from associate*	532
Carrying amount of disposed investment	(1,949)
Total gain on disposal	8,177

*

Receiving the Dividends was the substantial condition of the transaction and treated as part of the price. Dividends were received after the Group has ceased to apply equity accounting for the associate.

Schedule of results of the discontinued operations

The results of the discontinued operations for the years ended December 31 are presented below:

	Year ended December 31, 2019			Year ended December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Revenue	1,339	2,056	3,395	1,151	1,463	2,614
Operating costs and expenses:	(4,790)	(4,142)	(8,932)	(2,065)	(2,290)	(4,355)
Cost of revenue (exclusive of items shown separately below)	(1,829)	(256)	(2,085)	(604)	(160)	(764)
Selling, general and administrative expenses	(1,020)	(1,751)	(2,771)	(338)	(424)	(762)
Personnel expenses	(1,128)	(1,445)	(2,573)	(986)	(796)	(1,782)
Depreciation and amortization	(214)	(44)	(258)	(111)	(54)	(165)
Credit loss (expense)/income	(8)	(646)	(654)	8	(788)	(780)
Impairment of non-current assets (Note 11)	(591)	—	(591)	(34)	(68)	(102)
Loss from operations	(3,451)	(2,086)	(5,537)	(914)	(827)	(1,741)
Loss from sale of Sovest loans’ portfolio	—	—	—	—	(712)	(712)
Foreign exchange gain and loss, net	—	—	—	(25)	—	(25)
Interest income and expenses, net	(36)	(2)	(38)	(25)	(6)	(31)
Loss before tax from discontinued operations	(3,487)	(2,088)	(5,575)	(964)	(1,545)	(2,509)
Income tax benefit	611	410	1,021	138	63	201
Net loss from discontinued operations	(2,876)	(1,678)	(4,554)	(826)	(1,482)	(2,308)

Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			(73.71)			(37.07)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			(73.14)			(36.98)

Schedule of net cash flows incurred by Rocketbank and SOVEST project

	Year ended			Year ended
	December 31, 2019			December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Operating	(1,372)	(3,675)	(5,047)	(15,415)	6,466	(8,949)
Investing	(1,623)	(30)	(1,653)	1,282	—	1,282
Financing	(58)	—	(58)	(64)	(20)	(84)
Net cash (outflow)/inflow	(3,053)	(3,705)	(6,758)	(14,197)	6,446	(7,751)